Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of December 2011

Collection Period Start	1-Dec-11	Distribution Date	17-Jan-12
Collection Period End	31-Dec-11	30/360 Days	30
Beg. of Interest Period	15-Dec-11	Actual/360 Days	33
End of Interest Period	17-Jan-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,054,216,867.47	961,735,833.42	944,035,823.68	0.8954854
Total Securities		1,054,216,867.47	961,735,833.42	944,035,823.68	0.8954854
Class A-1 Notes	0.227950%	128,000,000.00	35,518,965.95	17,818,956.21	0.1392106
Class A-2a Notes	0.700000%	100,000,000.00	100,000,000.00	100,000,000.00	1.0000000
Class A-2b Notes	0.458300%	250,000,000.00	250,000,000.00	250,000,000.00	1.0000000
Class A-3 Notes	1.040000%	339,000,000.00	339,000,000.00	339,000,000.00	1.0000000
Class A-4 Notes	1.240000%	58,000,000.00	58,000,000.00	58,000,000.00	1.0000000
Certificates	0.000000%	179,216,867.47	179,216,867.47	179,216,867.47	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	17,700,009.74	7,421.84	138.2813261	0.0579831
Class A-2a Notes	0.00	58,333.33	0.0000000	0.5833333
Class A-2b Notes	0.00	105,027.08	0.0000000	0.4201083
Class A-3 Notes	0.00	293,800.00	0.0000000	0.8666667
Class A-4 Notes	0.00	59,933.33	0.0000000	1.0333333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	17,700,009.74	524,515.58

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,382,684.08
Monthly Interest				4,804,283.52
Total Monthly Payments				17,186,967.60

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				369,107.19
Aggregate Sales Proceeds Advance				790,270.09
Total Advances				1,159,377.28

Vehicle Disposition Proceeds:
Reallocation Payments				1,226,719.16
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				5,421,048.96
Excess Wear and Tear and Excess Mileage				1,026.64
Remaining Payoffs				0.00
Net Insurance Proceeds				336,990.51
Residual Value Surplus				19,425.22
Total Collections				25,351,555.37

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	879,426.00			49
Involuntary Repossession	143,069.16			8
Voluntary Repossession	192,515.00			9
Full Termination	-			-
Bankruptcy	11,709.00			1
Insurance Payoff		333,017.31		15
Customer Payoff			57,887.27	2
Grounding Dealer Payoff			3,841,008.02	154
Dealer Purchase			1,458,290.81	57
Total	1,226,719.16	333,017.31	5,357,186.10	295

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of December 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	44,281	1,060,850,034.09	7.00000%	961,735,833.42
Total Depreciation Received		(12,876,309.30)		(11,185,375.27)
Principal Amount of Gross Losses	(39)	(919,108.71)		(851,518.15)
Repurchase / Reallocation	-	-		-
Early Terminations	(9)	(196,166.09)		(175,284.52)
Scheduled Terminations	(243)	(5,962,709.15)		(5,487,831.80)
Pool Balance - End of Period	43,990	1,040,895,740.84		944,035,823.68

Remaining Pool Balance
Lease Payment				325,208,003.31
Residual Value				618,827,820.37
Total				944,035,823.68

III. DISTRIBUTIONS

Total Collections					25,351,555.37
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					25,351,555.37

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					392,167.85
3. Reimbursement of Sales Proceeds Advance					891,134.61
4. Servicing Fee:
Servicing Fee Due					801,446.53
Servicing Fee Paid					801,446.53
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,084,748.99

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					7,421.84

Class A-1 Notes Monthly Interest Paid					7,421.84
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					58,333.33

Class A-2 Notes Monthly Interest Paid					58,333.33
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					105,027.08

Class A-2 Notes Monthly Interest Paid					105,027.08
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					293,800.00

Class A-3 Notes Monthly Interest Paid					293,800.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of December 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	59,933.33

Class A-4 Notes Monthly Interest Paid	59,933.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	524,515.58
Total Note and Certificate Monthly Interest Paid	524,515.58
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	22,742,290.80

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	17,700,009.74

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	17,700,009.74
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,042,281.06

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of December 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,271,084.34
Required Reserve Account Amount		15,813,253.01
Beginning Reserve Account Balance		15,813,253.01
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		15,813,253.01
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,042,281.06
Gross Reserve Account Balance		20,855,534.07
Remaining Available Collections Released to Seller		5,042,281.06
Total Ending Reserve Account Balance		15,813,253.01

V. POOL STATISTICS

Weighted Average Remaining Maturity		20.90
Monthly Prepayment Speed		58%
Lifetime Prepayment Speed		69%

	$	units
Recoveries of Defaulted and Casualty Receivables	686,980.21
Securitization Value of Defaulted Receivables and Casualty Receivables	851,518.15	39
Aggregate Defaulted and Casualty Gain (Loss)	(164,537.94)
Pool Balance at Beginning of Collection Period	961,735,833.42
Net Loss Ratio	-0.0171%

Cumulative Net Losses for all Periods	0.0527%	555,155.32

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,036,099.92	191
61-90 Days Delinquent	399,685.39	20
91-120+ Days Delinquent	274,742.02	12
Total Delinquent Receivables:	4,710,527.33	223
60+ Days Delinquencies as Percentage of Receivables	0.07%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	879,426.00	49
Securitization Value	958,520.75
Aggregate Residual Gain (Loss)	(79,094.75)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	4,008,955.81	198
Cumulative Securitization Value	4,470,743.94
Cumulative Residual Gain (Loss)	(461,788.13)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		1,438,321.95
Reimbursement of Outstanding Advance		891,134.61
Additional Advances for current period		790,270.09
Ending Balance of Residual Advance		1,337,457.43

Beginning Balance of Payment Advance		887,319.91
Reimbursement of Outstanding Payment Advance		392,167.85
Additional Payment Advances for current period		369,107.19
Ending Balance of Payment Advance		864,259.25

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-A
Monthly Servicer's Report
for the month of December 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No